Investments in Affiliates and Joint Ventures - Schedule of Carrying Amount of Equity Method Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	$ 522,538	$ 571,782
Golar Partners
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	225,094	271,160
Golar Power
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	263,526	266,151
Avenir
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	28,927	28,710
Others
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	$ 4,991	$ 5,761